Corporate Information	12 Months Ended
Dec. 31, 2020
Corporate Information
Corporate Information
1.	Corporate Information

Lilium GmbH was founded in 2015 as a start-up in the field of urban air mobility and intends to make regional air mobility a reality. Since their founding Lilium GmbH has primarily engaged in research and development of a self-developed electric Vertical Takeoff and Landing (eVTOL) jet (the “Lilium Jet”) for production and operation of a regional air mobility service as well as related services.

Lilium GmbH is a German limited-liability company and is registered in the commercial register at the Bavaria District Court Munich Germany under the number 216921. The registered headquarter is Claude-Dornier Str. 1, Geb. 335, 82234 Wessling Germany.

The consolidated financial statements of Lilium GmbH and its subsidiaries, collectively referred to as “the Company”, “the Group” or the “Lilium Group”, for the years ended December 31, 2020 and 2019 were authorized for issue by the Management Board on May 5, 2021.